As filed with the Securities and Exchange Commission on July 20, 2023
1933 Act Registration No.333-261613
1940 Act Registration No.811-23761
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.	[ ] [ ]
Post-Effective Amendment No.	[X] [6 ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	[X] [7 ]

(Check appropriate box or boxes)
NEUBERGER BERMAN ETF TRUST
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (212) 476-8800
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman ETF Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Name and Address of Agent for Service)
With copies to:
Stacy L. Fuller, Esq.
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box):
     immediately upon filing pursuant to paragraph (b)
 X    on  August 3, 2023 pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a)(1)
      on _________________ pursuant to paragraph (a)(1)
     75 days after filing pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(2)
      on _________________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
 X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note:  This Post-Effective Amendment No. 6 (“Amendment”) is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate August 3, 2023 as the new effective date for Post-Effective Amendment No. 5 filed pursuant to Rule 485(a) under the Securities Act on May 8, 2023. This Amendment relates solely to Neuberger Berman China Equity ETF and Neuberger Berman Global Real Estate ETF (the “Funds”), each a series of Neuberger Berman ETF Trust (the “Registrant”). This Amendment does not supersede or amend any disclosure in the Registrant’s registration statement relating to any other series of the Registrant.

Title of Securities Being Registered:
Shares of Neuberger Berman China Equity ETF and Neuberger Berman Global Real Estate ETF

NEUBERGER BERMAN ETF TRUST

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6 ON FORM N-1A
This Post-Effective Amendment consists of the following papers and documents.
Cover Sheet
Contents of Post-Effective Amendment No. 6 on Form N-1A
Part A – The Prospectus of each Fund is incorporated by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on May 8, 2023 (0000898432-23-000269) (“PEA 5”).
Part B – The Statement of Additional Information of the Funds is incorporated by reference to PEA 5.
Part C – Other Information of the Funds is incorporated by reference to PEA 5.
Signature Page
This registration statement does not affect the registration of any series of the Registrant not included herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 20th day of July, 2023.

NEUBERGER BERMAN ETF TRUST

By:	/s/ Joseph V. Amato
Name:	Joseph V. Amato
Title:	President and Chief Executive Officer

 Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 6 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Joseph V. Amato	President, Chief Executive Officer and Trustee	July 20, 2023
Joseph V. Amato
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	July 20, 2023
John M. McGovern
/s/ Michael J. Cosgrove	Trustee	July 20, 2023
Michael J. Cosgrove*
/s/ Marc Gary	Trustee	July 20, 2023
Marc Gary*
/s/ Martha C. Goss	Trustee	July 20, 2023
Martha C. Goss*
	Trustee	____________
Ami Kaplan
/s/ Michael M. Knetter	Trustee	July 20, 2023
Michael M. Knetter*
/s/ Deborah C. McLean	Trustee	July 20, 2023
Deborah C. McLean*
/s/ George W. Morriss	Trustee	July 20, 2023
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	July 20, 2023
Tom D. Seip*
	Trustee	____________
Franklyn E. Smith
/s/ James G. Stavridis	Trustee	July 20, 2023
James G. Stavridis*
*Signatures affixed by Franklin H. Na on July 20, 2023, pursuant to a power of attorney filed with the Registrant’s Registration Statement on Form N-1A, File Nos. 333-261613 and 811-23761, on March 30, 2022.